Refundable Deposit for Investment (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
	Feb. 28, 2024	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Refundable Deposit for Investment [Line Items]
Refundable deposit for investment		¥ 58,953		$ 8,112	¥ 72,774	$ 10,250	¥ 80,183
Refundable investment funds					7,409
Agreement term	3 years
Refund received					¥ 2,285	$ 322
Aggregate principal amount		58,953		$ 8,112
Collected amount		¥ 13,821	$ 1,902
Shanghai Lingneng Electricity Selling Co., Ltd [Member]
Refundable Deposit for Investment [Line Items]
Bearing interest rate percentage		3.00%		3.00%	3.00%	3.00%
Aggregate principal amount		¥ 80,183